Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
Note 27: Leases
Lessee
In the ordinary course of business, the Company enters leases primarily for property and equipment. The carrying amount and the related depreciation for the right-of-use
assets for the years ending December 31, 2020 and 2019 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2020
Carrying amount	171	49	2	222
Depreciation	67	22	1	90
Year ended December 31, 2019
Carrying amount	213	40	1	254
Depreciation	52	1	1	54
Expenses related to short-term leases were $6 million and $27 million and were recognized in the consolidated income statement for the years ending December 31, 2020 and 2019, respectively.
For the years ending December 31, 2020 and 2019, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $96 million and $88 million, respectively.
The following table sets forth the Company’s future aggregate undiscounted non-cancellable lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2020 and 2019:

	December 31,

	2020	2019
Within 1 year	92	80
Between 1 and 2 years	76	75
Between 2 and 3 years	49	60
Between 3 and 4 years	39	41
Between 4 and 5 years	29	34
Later than 5 years	44	64
Total undiscounted cash flows	329	354
Lease liabilities included in the consolidated statement of financial position
Current	83	69
Non-current	223	253
As of December 31, 2020 and 2019, the Company was committed to leases with future cash outflows totaling $134 million and $190 million, respectively, which had not yet commenced and therefore are not accounted for as a liability as of December 31, 2020 and 2019, respectively. A liability and corresponding right-of-use
asset will be recognized for these leases at the lease commencement date.
With certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.

Lessor
The Company may act as a
sub-lessor
to recover costs associated with leased office space it no longer requires for its business.
Operating lease income of $20 million and $10 million was recognized in the consolidated income statement for the years ending December 31, 2020 and 2019, respectively.
The Company is entitled to receive the following aggregate undiscounted payments for finance leases as of December 31, 2020 and 2019:

	December 31,

	2020	2019
Within 1 year	8	9
Between 1 and 2 years	7	8
Between 2 and 3 years	7	7
Between 3 and 4 years	7	6
Between 4 and 5 years	5	7
Later than 5 years	2	7
Total undiscounted lease payments to be received	36	44
Unearned finance income	(3)	(4)
Net investment in leases	33	40